CRITICAL ACCOUNTING ESTIMATES AND JUDGEMENTS (Details Narrative)	12 Months Ended
	Jun. 30, 2023 AUD ($)	Jun. 30, 2023 EUR (€)	Jun. 30, 2022 AUD ($)	Jun. 30, 2021 AUD ($)
Critical Accounting Estimates And Judgements
Payment for purchase of cash acquired	$ 486,188	€ 277,500	$ 3,400,625